united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30/2017

Date of reporting period: 08/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017
Shares		Value
	COMMON STOCK - 90.9%
	BANKS - 9.9%
9,092	American River Bankshares	$ 120,105
24,010	Bancorp, Inc. *	188,478
9,507	First Foundation, Inc. *	161,144
2,046	Peapack Gladstone Financial Corp.	62,342
		532,069
	BIOTECHNOLOGY - 4.3%
3,540	Cambrex Corp. *	184,434
12,705	Pfenex, Inc. *	45,865
		230,299
	BUILDING MATERIALS - 6.4%
3,786	Armstrong World Industries, Inc. *	179,835
9,812	NCI Building Systems, Inc. *	164,842
		344,677
	CHEMICALS - 3.0%
18,640	OMNOVA Solutions, Inc. *	162,168

	COMMERCIAL SERVICES - 2.0%
2,248	Green Dot Corp. *	108,309

	COSMETICS/PERSONAL CARE - 3.1%
4,285	Inter Parfums, Inc.	169,043

	DIVERSIFIED FINANCIAL SERVICES - 8.8%
21,131	Enova International, Inc. *	251,459
10,020	Regional Management, Corp. *	219,939
		471,398
	HAND/MACHINE TOOLS - 2.9%
4,023	Franklin Electric Co., Inc.	155,087

	HEALTHCARE-SERVICES - 1.8%
2,105	HealthSouth Corp.	96,304

	HOME BUILDERS - 2.5%
1,228	Thor Industries, Inc.	133,410

	HOME FURNISHINGS - 1.9%
3,418	Select Comfort Corp. *	100,933

	IRON/STEEL - 3.8%
7,568	Schnitzer Steel Industries, Inc.	203,579

	LEISURE TIME - 1.9%
5,044	Vista Outdoor, Inc. *	103,402

	MACHINERY-DIVERSIFIED - 3.2%
4,917	Hurco Companies, Inc.	172,833

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Shares		Value
	COMMON STOCK - 90.9% (Continued)
	METAL FABRICATE/HARDWARE - 3.3%
7,299	TriMas Corp. *	$ 176,636

	MINING - 3.2%
6,362	US Silica Holdings, Inc.	173,110

	MISCELLANEOUS MANUFACTURERS - 5.5%
1,506	AZZ, Inc.	73,643
7,647	Trinity Industries, Inc.	220,539
		294,182
	PACKAGING & CONTAINERS - 2.9%
1,945	Multi-Color Corp.	155,211

	PHARMACEUTICALS - 3.1%
5,519	Akebia Therapeutics, Inc. *	92,388
800	VCA, Inc. *	74,368
		166,756
	RETAIL - 5.6%
6,017	Michaels Cos, Inc. *	135,082
14,089	Potbelly Corp. *	169,068
		304,150
	SAVINGS & LOANS - 11.9%
10,210	Atlantic Coast Financial Corp. *	85,253
5,775	BankFinancial Corp.	92,631
8,228	BofI Holding, Inc. *	218,124
2,297	Meta Financial Group, Inc.	161,479
5,280	Oritani Financial Corp.	84,744
		642,231

	TOTAL COMMON STOCK (Cost - $4,125,420)	4,895,787

	SHORT TERM INVESTMENTS - 10.0%
	MONEY MARKET FUND - 10.0%
536,487	Dreyfus Treasury Prime Cash Management, 0.87% +	$ 536,487
	TOTAL SHORT-TERM INVESTMENT (Cost - $536,487)

	TOTAL INVESTMENTS - 100.9% (Cost - $4,661,907) (a)	$ 5,432,274
	LIABILITIES LESS OTHER ASSETS - (0.9) %	(47,178)
	NET ASSETS - 100.0%	$ 5,385,096

+ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2017.
* Non-income producing securitiy.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,661,907 and differs from fair value by net unrealize appreciation/(decpreciation) as follows:

	Unrealized appreciation:	$ 853,096
	Unrealized depreciation:	(82,729)
	Net unrealized appreciation:	$ 770,367

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 4,895,787	$ -	$ -	$ 4,895,787
Money Market Instrument	536,487	-	-	536,487
Total	$ 5,432,274	$ -	$ -	$ 5,432,274
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period.
It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* See Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 10/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 10/30/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer

Date 10/30/2017